Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income from continuing operations before income taxes	$ 14,223	$ 10,713	$ 4,904
Tax at statutory federal rate	2,987	2,250	1,030
State and local income taxes, net of federal income tax effect	57	44	15
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	(6)	(7)	(17)
Nontaxable or nondeductible items	(123)	(54)	(27)
Total income tax provision	$ 2,915	$ 2,233	$ 1,001
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect	0.00%	0.00%	0.00%
Tax credits	0.00%	0.00%	0.00%
Nontaxable or nondeductible items	(1.00%)	0.00%	(1.00%)
Total income tax provision	20.00%	21.00%	20.00%